Related party disclosures	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party Explanatory [Abstract]
Disclosure of related party [text block]
Note 11	Related party disclosures
11.1	Related party disclosures

Balances pending at period-end are not guaranteed, accrue no interest and are settled in cash, no guarantees have been delivered or received for trade and other receivables due from related parties or trade and other payables due to related parties.

11.2	Relationships between the parent and the entity

Pursuant to Article 99 of Law of the Securities Market Law, the CMF may determine that a company does not have a controlling entity in accordance with the distribution and dispersion of its ownership. On November 30, 2018, the CMF issued the ordinary letter No. 32,131 whereby it determined that Pampa Group, do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Pampa Group as the controlling entity of the Company and that the Company does not have a controlling entity given its current ownership structure.

11.3	Detailed identification of related parties and subsidiaries

As of December 31, 2021 and 2020, the detail of entities that are identified as subsidiaries or related parties of the SQM Group is as follows:

Tax ID No	Name	Country of origin	Functional currency	Nature
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	Dollar	Subsidiary
Foreign	SQM North America Corp.	United States	Dollar	Subsidiary
Foreign	SQM Europe N.V.	Belgium	Dollar	Subsidiary
Foreign	Soquimich European Holding B.V.	Netherlands	Dollar	Subsidiary
Foreign	SQM Corporation N.V.	Curacao	Dollar	Subsidiary
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	North American Trading Company	United States	Dollar	Subsidiary
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQM Perú S.A.	Peru	Dollar	Subsidiary
Foreign	SQM Ecuador S.A.	Ecuador	Dollar	Subsidiary
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQMC Holding Corporation L.L.P.	United States	Dollar	Subsidiary
Foreign	SQM Investment Corporation N.V.	Curacao	Dollar	Subsidiary
Foreign	SQM Brasil Limitada	Brazil	Dollar	Subsidiary
Foreign	SQM France S.A.	France	Dollar	Subsidiary
Foreign	SQM Japan Co. Ltd.	Japan	Dollar	Subsidiary
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	Dollar	Subsidiary
Foreign	SQM Oceania Pty Limited	Australia	Dollar	Subsidiary
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	Dollar	Subsidiary
Foreign	SQM Indonesia S.A.	Indonesia	Dollar	Subsidiary
Foreign	SQM Virginia L.L.C.	United States	Dollar	Subsidiary
Foreign	Comercial Caimán Internacional S.A.	Panama	Dollar	Subsidiary
Foreign	SQM África Pty. Ltd.	South Africa	Dollar	Subsidiary
Foreign	SQM Colombia SAS	Colombia	Dollar	Subsidiary
Foreign	SQM Internacional N.V.	Belgium	Dollar	Subsidiary
Foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	Dollar	Subsidiary
Foreign	SQM Lithium Specialties LLC	United States	Dollar	Subsidiary
Foreign	SQM Iberian S.A.	Spain	Dollar	Subsidiary
Foreign	SQM Beijing Commercial Co. Ltd.	China	Dollar	Subsidiary
Foreign	SQM Thailand Limited	Thailand	Dollar	Subsidiary
Foreign	SQM Australia PTY	Australia	Dollar	Subsidiary
Foreign	SQM Holland B.V.	Netherlands	Dollar	Subsidiary
Foreign	SQM Korea LLC	Korea	Dollar	Subsidiary
96.801.610-5	Comercial Hydro S.A.	Chile	Dollar	Subsidiary
96.651.060-9	SQM Potasio S.A.	Chile	Dollar	Subsidiary
96.592.190-7	SQM Nitratos S.A.	Chile	Dollar	Subsidiary
96.592.180-K	Ajay SQM Chile S.A.	Chile	Dollar	Subsidiary
79.947.100-0	SQM Industrial S.A.	Chile	Dollar	Subsidiary
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Peso	Subsidiary
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Peso	Subsidiary

Below is a list of transactions with clients and suppliers with whom a relationship with key Company personnel was identified:

Tax ID No	Name	Country of origin	Nature
76.389.727-3	Sociedad Periodística El Libero	Chile	Other related parties
90.193.000-7	El Mercurio S.A.P.	Chile	Other related parties
92.580.000-7	Empresa Nacional de Telecomunicaciones S.A.	Chile	Other related parties
96.806.980-2	Entel PCS Telecomunicaciones S.A.	Chile	Other related parties
97.004.000-5	Banco de Chile	Chile	Other related parties
99.012.000-5	Compañía de Seguros de Vida Consorcio Nacional	Chile	Other related parties
10.581.580-8	Gonzalo Guerrero Yamamoto	Chile	Other related parties
71.644.300-0	Universidad del Desarrollo	Chile	Other related parties
96.529.340-K	Norte Grande S.A.	Chile	Other related parties

11.4	Detail of related parties and related party transactions

Transactions between the Company and its subsidiaries, associated businesses, joint ventures and other related parties are part of the Company's common transactions. Their conditions are those customary for this type of transactions in respect of terms and market prices. Maturity terms for each case vary by virtue of the transaction giving rise to them.

For the year ended December 31, 2021 and 2020, the detail of significant transactions with related parties is as follows

Tax ID No	Name	Nature	Country of origin	Transaction	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
					ThUS$	ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi AS	Associate	Turkey	Sale of products	-	1,053	14,767
Foreign	Ajay Europe S.A.R.L.	Associate	France	Sale of products	39,760	23,162	21,348
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	992	1,197	1,055
Foreign	Ajay North America LL.C.	Associate	United States	Sale of products	27,763	20,259	16,932
Foreign	Ajay North America LL.C.	Associate	United States	Dividends	1,233	1,967	2,796
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Dividends	9,438	-	-
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Sale of products	-	-	3,749
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Sale of products	79,086	41,341	46,876
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Perú	Sale of products	17,016	17,723	24,138
Foreign	Coromandel SQM India	Joint venture	India	Sale of products	2,060	1,510	3,955
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Dividends	-	2,223	-
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Sale of products	-	-	1,929
Foreign	Terra Tarsa Ukraine LLC	Other related parties	Ukraine	Sale of products	-	737	1,280
Foreign	Pavoni & CPA	Joint venture	Italy	Sale of products	961	1,125	3,152
Foreign	Plantacote NV	Other related parties	Belgium	Sale of products	-	-	4,096
Foreign	Arpa Speciali S.R.L.	Other related parties	Italy	Sale of products	-	-	2,359
Foreign	Terra Tarsa Don LLC	Other related parties	Russian Federation	Sale of products	-	-	40
Foreign	SQM Eastmed Turkey	Associate	Turkey	Sale of products	-	-	47
Chile	Banco de Chile	Other related parties	Chile	Service Provider	(20,904)	-	-
Chile	Norte Grande S.A.	Other related parties	Chile	Client	146	-	-
Chile	El Mercurio S.A.P.	Other related parties	Chile	Service Provider	(131)	-	-
Chile	Compañía de Seguros de Vida Consorcio Nacional	Other related parties	Chile	Service Provider	(134)	-	-
Chile	Entel PCS Telecomunicaciones S.A.	Other related parties	Chile	Service Provider	(157)	-	-
Chile	Empresa Nacional de Telecomunicaciones	Other related parties	Chile	Service Provider	(2,393)	-	-

11.5	Trade receivables due from related parties, current:

Tax ID No	Name	Nature	Country of origin	Currency	As of December 31, 2021	As of December 31, 2020
					ThUS$	ThUS$
Foreign	Ajay Europe S.A. R.L.	Associate	France	Euro	7,567	4,625
Foreign	Ajay North America LLC.	Associate	United States of America	Dollar	3,350	2,956
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	United Arab Emirates Dirham	2,477	595
96.511.530-7	Soc. de Inversiones Pampa Calichera	Other related parties	Chile	Dollar	5	6
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Dollar	55,119	24,335
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Peru	Dollar	14,684	24,205
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	United Arab Emirates Dirham	232	236
Foreign	Pavoni & C SpA	Joint venture	Italy	Euro	804	1,095
Foreign	Covalent Lithium Pty Ltd.	Joint venture	Australia	Australian dollar	1,914	84
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltd.	Joint venture	China	Dollar	-	4,464
Total					86,152	62,601

As of December 31, 2021 and 2020, receivables are net of provision for ThUS$ 717 and ThUS$ 7,545, respectively. As of December 31, 2020, the most significant balance corresponds to Sichuan SQM Migao Fertilizer Co Ltd. presented net of provision of doubtful receivables amounting ThUS$ 6,502.

11.6	Trade payables due to related parties, current:

Tax ID No	Company	Nature	Country of origin	Currency	As of December 31, 2021	As of December 31, 2020
					ThUS$	ThUS$
Foreign	Ajay Europe S.A.R.L.	Associate	France	Euro	-	50
Foreign	Ajay North America LL.C.	Associate	United States of America	Dollar	-	232
Foreign	Covalent Lithium Pty Ltd	Joint venture	Australia	Australian dollar	-	324
Total					-	606

11.7	Other disclosures:

Note 6 describes the remuneration of the board of directors, administration and key management personnel.